UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               ---
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Management, LLC
Address:  110 East 59th Street, 10th Floor
          New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Grizzetti
Title:    Chief Financial Officer
Phone:    (212) 771-1232

Signature, Place, and Date of Signing:

   /s/ John Grizzetti             New York, New York          May 14, 2003
   -----------------------     ------------------------     ----------------
                                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                         -----------------

Form 13F Information Table Entry Total:          12
                                         -----------------

Form 13F Information Table Value Total:       $25,791
                                         -----------------
                                            (thousands)

Information for which Mason Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
         --------                --------      --------    --------    -------------------- ---------   --------   -----------------
                                                            VALUE      SHRS OR    SH/  PUT/ INVESTMENT   [OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT    PRN  CALL DISCRETION  MANAGERS]  SOLE  SHARED NONE
      --------------          --------------     -----     --------    -------    ---  ---- ----------  ---------  ----  ------ ----
------------------------------------------------------------------------------------------------------------------------------------
            AMR                COMMON STOCK    001765106      525       250,000                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
    CARMIKE CINEMAS INC        COMMON STOCK    143436400    2,901       150,684                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
      CENTERPULSE LTD          COMMON STOCK    152005104      519        24,360                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
     GEMSTAR-TV GUIDE          COMMON STOCK    36866W106    5,687     1,550,000                SOLE                 X
    INTERNATIONAL INC.
------------------------------------------------------------------------------------------------------------------------------------
     J.M. SMUCKER CO.          COMMON STOCK    832696405    3,847       110,000                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
 JANUS CAPITAL GROUP, INC.     COMMON STOCK    47102X105    2,904           255                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
    JO-ANN STORES INC.         COMMON STOCK    47758P208    6,500       360,100                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
PAXSON COMMUNICATIONS CORP.    COMMON STOCK    704231109      589       270,000                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
 TRITAN PCS HOLDINGS, INC.     COMMON STOCK    89677M106      500       227,200                SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
  Put/DRYR (QDFPJ) @ 50           OPTION       261878952       60         1,000        PUT     SOLE                              X
     EXP 04/19/2003
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  Put/FNM(LFN MI) @ 45            OPTION       313586959      503         3,300        PUT     SOLE                              X
     EXP 01/17/2004
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  Put/LYO (LYOUB) @ 10            OPTION       552078957      256         4,100        PUT     SOLE                              X
     EXP 09/20/2003
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